      As filed with the Securities and Exchange Commission on May 4, 2006

================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-6742

                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               David M. Whitaker
                              Two Portland Square
                              Portland, ME 04101
                                 207-822-6114

                   Date of fiscal year end: August 31, 2006

        Date of reporting period: September 1, 2005 - February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

ITEM 1. REPORT TO STOCKHOLDERS.

  FEBRUARY 28, 2006 (UNAUDITED)


DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND

SEMI-ANNUAL REPORT

                                 MONARCH FUNDS

                                    [GRAPHIC]

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

February 28, 2006

Since our last annual report, U.S. economic growth has surpassed most people's expectations. In spite of higher oil prices and major weather related catastrophes, real Gross Domestic Product (GDP) and job growth have remained strong. As such, the Federal Reserve has maintained its monetary policy bias toward raising short term interest rates seeking to prevent a resurgence of inflation due to higher prices for commodities, homes and finished goods. As of February 28, 2006 the Federal Funds rate was 4.50% and expectations are that further increases in this rate are most likely. Based on these factors our Portfolio Management team continues to maintain short average maturities of the Funds' portfolios without sacrificing yield. With our short average maturities, we are well positioned to take advantage of any further interest rate increases.

We are pleased to report that Monarch's Daily Assets Government Fund, our oldest fund and our Daily Assets Cash Fund continued to exhibit relatively strong performance for the six months ended February 28, 2006. For the three-year period ended December 31, 2005, the Daily Assets Government Fund's Preferred Shares held the number 1 spot out of 120 funds within the Lipper Institutional U.S. Government Money Market category and the Daily Assets Cash Fund's Preferred Shares held the number 7 spot out of 262 funds within the Lipper Institutional Money Market category.*

For more than thirteen years, we have remained committed to maintaining your $1.00 per share price and providing competitive returns through the skilled and prudent portfolio management you expect. We thank all of our investors and the financial intermediaries we service for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

Monarch Funds

*PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. PREFERRED SHARES OF DAILY ASSETS GOVERNMENT FUND, RANKED 2 OUT OF 143 AND 1 OUT OF 124 WITHIN THE INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUNDS CATEGORY FOR THE 1- AND 3-YEAR PERIODS AS OF MARCH 31, 2006. PREFERRED SHARES OF DAILY ASSETS CASH FUND RANKED 10 OUT OF 321 AND 5 OUT OF 270 WITHIN THE INSTITUTIONAL MONEY MARKET FUNDS CATEGORY FOR THE 1- AND 3-YEAR PERIODS AS OF MARCH 31, 2006. RANKINGS ARE BASED ON TOTAL RETURN AND WILL VARY FOR OTHER SHARE CLASSES. FORESIDE FUND SERVICES, LLC, DISTRIBUTOR.

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND

February 28, 2006

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. TREASURY BILLS# - 49.0%
$20,000,000 U.S. Treasury Bill                                                          4.40% 03/16/06 $19,963,417
 20,000,000 U.S. Treasury Bill                                                          4.38  04/20/06  19,879,583
                                                                                                       -----------

            Total U.S. Treasury Bills                                                                   39,843,000
                                                                                                       -----------

            REPURCHASE AGREEMENTS - 51.3%
 14,240,000 Bank of America Securities, dated 02/28/06, to be repurchased at
             $14,241,776; collateralized by various U.S. Treasury Obligations           4.49  03/01/06  14,240,000
 12,500,000 Deutsche Bank Securities, Inc., dated 02/28/06, to be repurchased at
             $12,501,569; collateralized by various U.S. Treasury Obligations           4.52  03/01/06  12,500,000
 15,000,000 Merrill Lynch & Co., Inc., dated 02/28/06, to be repurchased at
             $15,001,883; collateralized by various U.S. Treasury Obligations           4.52  03/01/06  15,000,000
                                                                                                       -----------

            Total Repurchase Agreements                                                                 41,740,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - 100.3%                                              $81,583,000
            Other Assets and Liabilities, Net - (0.3%)                                                    (233,442)
                                                                                                       -----------
            NET ASSETS - 100.0%                                                                        $81,349,558
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Repurchase Agreements                                                       51.2%
            U.S. Treasury Bills                                                         48.8%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is substantially the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

February 28, 2006

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. GOVERNMENT SECURITY - 91.7%
            FEDERAL HOME LOAN BANK - DISCOUNT NOTE# - 91.7%
$17,020,000 FHLB                                                                        4.41% 04/30/06 $16,951,665
                                                                                                       -----------

  SHARES
-----------
            MONEY MARKET FUND - 8.5%
  1,574,000 Dreyfus Treasury Prime Cash Management Fund                                                  1,574,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - 100.2%                                              $18,525,665
            Other Assets and Liabilities, Net - (0.2%)                                                     (34,558)
                                                                                                       -----------
            NET ASSETS - 100.0%                                                                        $18,491,107
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            U.S. Government Security                                                    91.5%
            Money Market Fund                                                            8.5%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is substantially the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

February 28, 2006


   FACE
  AMOUNT                              SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
---------- --------------------------------------------------------------------------  ----  -------- -----------
           U.S. GOVERNMENT SECURITIES - 9.3%
           SMALL BUSINESS ADMINISTRATION(+/-) - 9.3%
$   25,391 Pool #500536                                                                6.25% 05/25/13 $    25,750
   178,536 Pool #501077                                                                6.00  11/25/14     178,536
   105,295 Pool #501308                                                                5.75  10/25/15     105,295
   604,430 Pool #501543                                                                5.63  07/25/16     604,430
   128,985 Pool #501690                                                                5.38  12/25/16     128,985
   239,874 Pool #501733                                                                5.25  02/25/17     241,427
   319,299 Pool #501898                                                                5.75  07/25/17     319,299
   356,205 Pool #501989                                                                5.38  10/25/12     358,525
 1,170,425 Pool #502150                                                                5.25  02/25/18   1,176,598
    55,225 Pool #502161                                                                5.50  02/25/18      55,225
   550,047 Pool #502208                                                                5.25  02/25/18     551,743
    49,287 Pool #502306                                                                5.50  02/25/18      49,287
    41,206 Pool #502613                                                                5.50  04/25/19      41,206
    47,134 Pool #502914                                                                5.25  03/25/15      47,401
   228,632 Pool #503058                                                                5.13  07/25/15     228,632
   211,940 Pool #503082                                                                5.13  09/25/20     211,940
   191,089 Pool #503120                                                                5.13  10/25/20     191,089
   614,181 Pool #503121                                                                5.13  09/25/15     615,917
 1,814,958 Pool #503152                                                                4.88  11/25/20   1,814,958
   236,388 Pool #503278                                                                4.88  02/25/21     236,400
   379,186 Pool #503429                                                                5.00  06/25/16     379,660
   270,891 Pool #503431                                                                5.25  07/25/21     270,959
 1,188,960 Pool #503461                                                                5.00  09/25/21   1,189,523
   242,294 Pool #503472                                                                5.25  08/25/21     242,294
 1,102,030 Pool #503553                                                                4.88  11/25/21   1,102,783
 1,279,256 Pool #503614                                                                5.13  01/25/22   1,279,256
   474,405 Pool #503671                                                                5.13  03/25/22     474,405
   725,418 Pool #503754                                                                5.13  05/25/22     725,991
   741,095 Pool #503882                                                                4.75  09/25/22     740,587
   224,188 Pool #503892                                                                5.13  07/25/22     224,397
 1,207,566 Pool #503909                                                                4.75  10/25/22   1,207,199
   429,271 Pool #504015                                                                4.75  01/25/23     429,215
   544,552 Pool #504062                                                                4.75  02/25/23     544,552
   130,004 Pool #504074                                                                5.00  02/25/23     130,004
   379,710 Pool #504203                                                                4.88  07/25/13     380,132
   234,115 Pool #504269                                                                5.13  05/25/15     234,396
 7,505,196 Pool #504366                                                                4.63  02/25/24   7,489,132
 3,991,444 Pool #504719                                                                5.13  07/25/24   3,991,444
 1,231,641 Pool #504727                                                                5.13  09/25/24   1,231,641
 1,271,080 Pool #504765                                                                4.88  10/25/09   1,269,586
 1,650,928 Pool #504769                                                                4.88  10/25/24   1,650,928
   118,583 Pool #505204                                                                5.00  09/25/25     118,559
   223,827 Pool #505205                                                                5.06  09/25/07     223,816
                                                                                                      -----------

           Total Small Business Administration                                                         32,713,102
                                                                                                      -----------

           Total U.S. Government Securities                                                            32,713,102
                                                                                                      -----------

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

February 28, 2006

    FACE
   AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
------------ --------------------------------------------------------------------------- ----  -------- ------------
             REPURCHASE AGREEMENTS - 90.6%
$ 67,404,000 Bank of America Securities, dated 2/28/06, to be repurchased at
              $67,412,482; collateralized by various U.S. Government Agency Obligations  4.53% 03/01/06 $ 67,404,000
 120,000,000 Bear Stearns & Co., Inc., dated 2/28/06, to be repurchased at
              $120,015,233; collateralized by various U.S. Government Agency Obligations 4.57  03/01/06  120,000,000
  80,000,000 Deutsche Bank Securities, Inc., dated 2/28/06, to be repurchased at
              $80,010,156; collateralized by various U.S. Government Agency Obligations  4.57  03/01/06   80,000,000
  49,500,000 Merrill Lynch, dated 2/28/06, to be repurchased at $49,506,284;
              collateralized by various U.S. Government Agency Obligations               4.57  03/01/06   49,500,000
                                                                                                        ------------

             Total Repurchase Agreements                                                                 316,904,000
                                                                                                        ------------

             Total Investments at Amortized Cost* - 99.9%                                               $349,617,102
             Other Assets and Liabilities, Net - 0.1%                                                        342,571
                                                                                                        ------------
             NET ASSETS - 100.0%                                                                        $349,959,673
                                                                                                        ============

             PORTFOLIO HOLDINGS
             % OF TOTAL INVESTMENTS
             Repurchase Agreements                                                       90.7%
             U.S. Government Securities                                                   9.3%

             (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 28, 2006.
             *  Cost for federal income tax purposes is substantially the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND

February 28, 2006

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY     VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            COMMERCIAL PAPER# - 22.0%
$10,000,000 Cafco, LLC^                                                                 4.45% 03/22/06 $  9,974,333
 18,000,000 Edison Asset Securitization, LLC^                                           4.52  03/03/06   17,995,500
 18,000,000 General Electric Capital Corp.                                              4.52  03/15/06   17,968,500
 15,000,000 UBS Finance Delaware, LLC                                                   4.52  03/15/06   14,973,721
 15,000,000 Unionbancal Commerical Funding                                              4.56  03/31/06   14,943,375
  5,000,000 Windmill Funding Corp.^                                                     4.50  03/01/06    5,000,000
                                                                                                       ------------

            Total Commercial Paper                                                                       80,855,429
                                                                                                       ------------

            CORPORATE NOTES(+/-) - 35.7%
 12,838,000 Bear Stearns & Co., Inc.                                                    4.75  06/19/06   12,848,390
  5,000,000 CIT Group, Inc.                                                             4.70  04/19/06    5,000,743
 10,000,000 CIT Group, Inc.                                                             4.75  05/12/06   10,000,000
  4,000,000 Countrywide Home Loan                                                       4.69  04/12/06    4,000,206
 10,000,000 Countrywide Financial Corp.                                                 4.55  09/13/06   10,000,000
 10,000,000 Credit Suisse First Boston                                                  4.78  06/19/06   10,008,486
  7,000,000 Credit Suisse New York                                                      4.55  07/19/06    7,000,235
 15,000,000 Goldman Sachs Group, Inc.                                                   4.70  03/21/06   15,001,861
  5,250,000 Merrill Lynch & Co., Inc.                                                   4.88  04/18/06    5,252,048
  5,000,000 Merrill Lynch & Co., Inc.                                                   4.70  06/06/06    5,003,577
 10,000,000 Merrill Lynch & Co., Inc.                                                   4.70  09/18/06   10,012,340
 15,000,000 Morgan Stanley                                                              4.80  03/27/06   15,003,371
 15,000,000 U.S. Trust Co. of New York                                                  4.62  09/12/06   15,003,682
  7,205,000 Wells Fargo & Co.                                                           4.57  06/12/06    7,206,612
                                                                                                       ------------

            Total Corporate Notes                                                                       131,341,551
                                                                                                       ------------

            REPURCHASE AGREEMENTS - 42.4%
 41,110,000 Bank of America Securities, dated 02/28/06, to be repurchased at
             $41,115,173; collateralized by various U.S. Government Agency Obligations  4.53  03/01/06   41,110,000
 70,000,000 Bear Stearns & Co., Inc., dated 02/28/06, to be repurchased at
             $70,008,886; collateralized by various U.S. Government Agency Obligations  4.57  03/01/06   70,000,000
 45,250,000 Deutsche Bank Securities, Inc., dated 02/28/06, to be repurchased at
             $45,255,744; collateralized by various U.S. Government Agency Obligations  4.57  03/01/06   45,250,000
                                                                                                       ------------

            Total Repurchase Agreements                                                                 156,360,000
                                                                                                       ------------

            Total Investments at Amortized Cost* - 100.1%                                              $368,556,980
            Other Assets and Liabilities, Net - (0.1%)                                                     (412,695)
                                                                                                       ------------
            NET ASSETS - 100.0%                                                                        $368,144,285
                                                                                                       ============

            #  Rates shown are annualized yields at time of purchase.
            (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 28, 2006.
            ^  Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $32,969,833 or 9.0% of net assets.
            *  Cost for federal income tax purposes is substantially the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2006

                                                                          DAILY ASSETS
                                                             DAILY ASSETS  GOVERNMENT  DAILY ASSETS  DAILY ASSETS
                                                               TREASURY   OBLIGATIONS   GOVERNMENT       CASH
                                                                 FUND         FUND         FUND          FUND
                                                             ------------ ------------ ------------  ------------
Assets
  Investments:
    Securities at amortized cost                             $39,843,000  $18,525,665  $ 32,713,102  $212,196,980
    Repurchase agreements                                     41,740,000           --   316,904,000   156,360,000
  Cash                                                            40,497       30,303        34,963        23,309
  Receivables:
    Dividends                                                         --        4,907            --            --
    Interest                                                       5,229           --       314,007       963,176
    Investment securities sold                                        --           --     1,369,321            --
    Receivable from administrator                                  1,899        2,095            --         7,490
  Prepaid expenses and other assets                               13,140        3,752        25,826        38,918
                                                             -----------  -----------  ------------  ------------
Total Assets                                                  81,643,765   18,566,722   351,361,219   369,589,873
                                                             -----------  -----------  ------------  ------------

Liabilities
  Payables:
    Dividends                                                    229,876       59,414     1,160,158     1,220,376
  Accrued expenses:
    Payables to related parties                                    2,273           --        32,953        11,024
    Trustees' fees and expenses                                      155           38            --           765
    Other expenses and other liabilities                          61,903       16,163       208,435       213,423
                                                             -----------  -----------  ------------  ------------
Total Liabilities                                                294,207       75,615     1,401,546     1,445,588
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $81,349,558  $18,491,107  $349,959,673  $368,144,285
                                                             ===========  ===========  ============  ============

Components of Net Assets
  Paid in capital                                            $81,349,545  $18,514,919  $349,988,185  $368,159,116
  Undistributed (distributions in excess of) net investment
   income                                                            (84)         408       (28,514)         (559)
  Accumulated net realized gain (loss)                                97      (24,220)            2       (14,272)
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $81,349,558  $18,491,107  $349,959,673  $368,144,285
                                                             ===========  ===========  ============  ============

Net Assets by Class of Shares
  Preferred Shares                                           $        --  $        --  $106,745,020  $ 45,516,246
  Universal Shares                                                    --   18,491,107    52,254,812    53,145,393
  Institutional Service Shares                                13,978,851           --    39,215,040    19,615,767
  Institutional Shares                                                --           --    98,702,643    64,736,478
  Investor Shares                                             67,370,707           --    53,042,158   185,030,728
  B Shares                                                            --           --            --        30,448
  C Shares                                                            --           --            --        69,225
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $81,349,558  $18,491,107  $349,959,673  $368,144,285
                                                             ===========  ===========  ============  ============

Shares of Beneficial Interest for each Class of Shares
  Preferred Shares                                                    --           --   106,744,227    45,516,455
  Universal Shares                                                    --   18,515,152    52,294,239    53,149,867
  Institutional Service Shares                                13,974,572           --    39,215,120    19,615,930
  Institutional Shares                                                --           --    98,697,588    64,739,220
  Investor Shares                                             67,374,983           --    53,037,025   185,038,005
  B Shares                                                            --           --            --        30,449
  C Shares                                                            --           --            --        69,225

Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                                     $      1.00  $      1.00  $       1.00  $       1.00

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Six Months Ended February 28, 2006

                                                               DAILY ASSETS
                                                  DAILY ASSETS  GOVERNMENT  DAILY ASSETS DAILY ASSETS
                                                    TREASURY   OBLIGATIONS   GOVERNMENT      CASH
                                                      FUND         FUND         FUND         FUND
                                                  ------------ ------------ ------------ ------------
Investment Income:
  Interest income                                  $1,391,038    $323,605   $30,105,681   $8,292,898
  Dividend income                                       5,568      25,978            --           --
                                                   ----------    --------   -----------   ----------
Total Investment Income                             1,396,606     349,583    30,105,681    8,292,898
                                                   ----------    --------   -----------   ----------
Expenses:
  Investment adviser fees                              12,164       4,401       256,446       69,662
  Administrator fees
    Preferred Shares                                       --          --       677,728       27,474
    Universal Shares                                       --       9,681        23,623       33,230
    Institutional Service Shares                        6,618          --        31,517       13,397
    Institutional Shares                                   --          --        51,720       29,040
    Investor Shares                                    31,873          --        31,713      117,275
    B Shares                                               --          --            --       12,421
    C Shares                                               --          --            --       12,435
  Shareholder service fees
    Institutional Service Shares                       12,033          --        57,303       24,357
    Institutional Shares                                   --          --        94,036       52,800
    Investor Shares                                    57,951          --        57,660      213,230
    B Shares                                               --          --            --           48
    C Shares                                               --          --            --           76
  Distribution fees
    Investor Shares                                    72,438          --        72,075      266,534
    B Shares                                               --          --            --          145
    C Shares                                               --          --            --          229
  Compliance Services fees                              1,104         562         7,566        3,730
  Transfer agency fees
    Preferred Shares                                       --          --        23,039        8,763
    Universal Shares                                       --      11,835        18,425       24,292
    Institutional Service Shares                       12,727          --        36,342       19,071
    Institutional Shares                                   --          --       105,044       61,147
    Investor Shares                                    68,985          --        67,300      226,870
    B Shares                                               --          --            --        7,478
    C Shares                                               --          --            --        7,502
  Custodian fees                                        4,374       1,100        92,771       25,056
  Professional fees                                    17,717      16,108        20,081       19,524
  Accountant fees                                      24,611      20,736        48,686       61,947
  Trustees' fees and expenses                           1,533         377        29,448        8,603
  Miscellaneous expenses                               18,591       6,943        43,619       37,949
                                                   ----------    --------   -----------   ----------
Total Expenses                                        342,719      71,743     1,846,142    1,384,285
  Expenses reimbursed and fees waived                 (70,857)    (53,789)     (395,069)    (184,202)
                                                   ----------    --------   -----------   ----------
Net Expenses                                          271,862      17,954     1,451,073    1,200,083
                                                   ----------    --------   -----------   ----------
Net Investment Income (Loss)                        1,124,744     331,629    28,654,608    7,092,815
                                                   ----------    --------   -----------   ----------
Net Realized Gain (Loss) on Investments                    --          --            --         (687)
                                                   ----------    --------   -----------   ----------
Increase (Decrease) in Net Assets from Operations  $1,124,744    $331,629   $28,654,608   $7,092,128
                                                   ==========    ========   ===========   ==========

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          DAILY ASSETS
                                                                         TREASURY FUND
                                                               ---------------------------------
                                                               SIX MONTHS ENDED    YEAR ENDED
                                                               FEBRUARY 28, 2006 AUGUST 31, 2005
                                                               ----------------- ---------------
Operations
  Net investment income (loss)                                   $   1,124,744   $     2,225,708
  Net realized gain (loss) on investments                                   --               133
                                                                 -------------   ---------------
Increase (Decrease) in Net Assets from Operations                    1,124,744         2,225,841
                                                                 -------------   ---------------
Distributions to Shareholders from
  Net investment income--Universal Shares (a)                               --          (985,929)
  Net investment income--Institutional Service Shares                 (212,827)         (278,559)
  Net investment income--Investor Shares                              (911,918)         (961,220)
  Net realized gain--Preferred Shares                                       --                --
  Net realized gain--Universal Shares                                       --                --
  Net realized gain--Institutional Service Shares                           --                --
  Net realized gain--Institutional Shares                                   --                --
  Net realized gain--Investor Shares                                        --                --
                                                                 -------------   ---------------
Total Distributions to Shareholders                                 (1,124,745)       (2,225,708)
                                                                 -------------   ---------------
Capital Share Transactions
  Sale of shares--Universal Shares (a)                                      --       143,522,719
  Sale of shares--Institutional Service Shares                      27,041,098       137,281,165
  Sale of shares--Investor Shares                                  500,607,434     1,106,065,389
  Reinvestment of distributions--Universal Shares (a)                       --           171,170
  Reinvestment of distributions--Institutional Service Shares          135,250           199,036
  Reinvestment of distributions--Investor Shares                       723,588           960,627
  Redemption of shares--Universal Shares (a)                                --      (230,453,376)
  Redemption of shares--Institutional Service Shares               (25,073,656)     (141,153,779)
  Redemption of shares--Investor Shares                           (480,906,545)   (1,116,289,749)
                                                                 -------------   ---------------
Increase (Decrease) from Capital Transactions                       22,527,169       (99,696,798)
                                                                 -------------   ---------------
Increase (Decrease) in Net Assets                                   22,527,168       (99,696,665)
                                                                 -------------   ---------------
Net Assets
  Beginning of Period                                               58,822,390       158,519,055
                                                                 -------------   ---------------
  End of Period                                                  $  81,349,558   $    58,822,390
                                                                 =============   ===============
Share Transactions
  Sale of shares--Universal Shares (a)                                      --       143,522,720
  Sale of shares--Institutional Service Shares                      27,041,098       137,281,165
  Sale of shares--Investor Shares                                  500,607,434     1,106,065,388
  Reinvestment of distributions--Universal Shares (a)                       --           171,170
  Reinvestment of distributions--Institutional Service Shares          135,250           199,036
  Reinvestment of distributions--Investor Shares                       723,588           960,627
  Redemption of shares--Universal Shares (a)                                --      (230,453,376)
  Redemption of shares--Institutional Service Shares               (25,073,656)     (141,153,779)
  Redemption of shares--Investor Shares                           (480,906,545)   (1,116,289,749)
                                                                 -------------   ---------------
Increase (Decrease) in Shares                                       22,527,169       (99,696,798)
                                                                 =============   ===============
Undistributed (distributions in excess of)
 Net Investment Income                                           $         (84)  $           (83)
                                                                 -------------   ---------------

                                                                         DAILY ASSETS
                                                                  GOVERNMENT OBLIGATIONS FUND
                                                               --------------------------------
                                                               SIX MONTHS ENDED    YEAR ENDED
                                                               FEBRUARY 28, 2006 AUGUST 31, 2005
                                                               ----------------- ---------------
Operations
  Net investment income (loss)                                    $   331,629     $    404,866
  Net realized gain (loss) on investments                                  --               --
                                                                  -----------     ------------
Increase (Decrease) in Net Assets from Operations                     331,629          404,866
                                                                  -----------     ------------
Distributions to Shareholders from
  Net investment income--Universal Shares (a)                        (331,629)        (404,866)
  Net investment income--Institutional Service Shares                      --               --
  Net investment income--Investor Shares                                   --               --
  Net realized gain--Preferred Shares                                      --               --
  Net realized gain--Universal Shares                                      --               --
  Net realized gain--Institutional Service Shares                          --               --
  Net realized gain--Institutional Shares                                  --               --
  Net realized gain--Investor Shares                                       --               --
                                                                  -----------     ------------
Total Distributions to Shareholders                                  (331,629)        (404,866)
                                                                  -----------     ------------
Capital Share Transactions
  Sale of shares--Universal Shares (a)                              9,533,087       16,700,397
  Sale of shares--Institutional Service Shares                             --               --
  Sale of shares--Investor Shares                                          --               --
  Reinvestment of distributions--Universal Shares (a)                   3,812            6,933
  Reinvestment of distributions--Institutional Service Shares              --               --
  Reinvestment of distributions--Investor Shares                           --               --
  Redemption of shares--Universal Shares (a)                       (8,467,776)     (19,667,988)
  Redemption of shares--Institutional Service Shares                       --               --
  Redemption of shares--Investor Shares                                    --               --
                                                                  -----------     ------------
Increase (Decrease) from Capital Transactions                       1,069,123       (2,960,658)
                                                                  -----------     ------------
Increase (Decrease) in Net Assets                                   1,069,123       (2,960,658)
                                                                  -----------     ------------
Net Assets
  Beginning of Period                                              17,421,984       20,382,642
                                                                  -----------     ------------
  End of Period                                                   $18,491,107     $ 17,421,984
                                                                  ===========     ============
Share Transactions
  Sale of shares--Universal Shares (a)                              9,533,087       16,700,396
  Sale of shares--Institutional Service Shares                             --               --
  Sale of shares--Investor Shares                                          --               --
  Reinvestment of distributions--Universal Shares (a)                   3,812            6,933
  Reinvestment of distributions--Institutional Service Shares              --               --
  Reinvestment of distributions--Investor Shares                           --               --
  Redemption of shares--Universal Shares (a)                       (8,467,776)     (19,667,988)
  Redemption of shares--Institutional Service Shares                       --               --
  Redemption of shares--Investor Shares                                    --               --
                                                                  -----------     ------------
Increase (Decrease) in Shares                                       1,069,123       (2,960,659)
                                                                  ===========     ============
Undistributed (distributions in excess of)
 Net Investment Income                                            $       408     $        408
                                                                  -----------     ------------

(a)On February 24, 2005, Universal Shares of Daily Assets Treasury Fund ceased operations.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          DAILY ASSETS
                                                                         GOVERNMENT FUND
                                                               ----------------------------------
                                                               SIX MONTHS ENDED     YEAR ENDED
                                                               FEBRUARY 28, 2006  AUGUST 31, 2005
                                                               ----------------- ----------------
Operations
  Net investment income (loss)                                  $    28,654,608  $     32,720,030
  Net realized gain (loss) on investments                                    --                --
                                                                ---------------  ----------------
Increase (Decrease) in Net Assets from Operations                    28,654,608        32,720,030
                                                                ---------------  ----------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                           (24,083,620)      (27,064,461)
  Net investment income--Universal Shares                              (852,221)       (1,725,437)
  Net investment income--Institutional Service Shares                (1,064,952)       (1,476,445)
  Net investment income--Institutional Shares                        (1,700,038)       (1,233,938)
  Net investment income--Investor Shares                               (953,776)       (1,219,599)
  Net investment income--B Shares                                            --                --
  Net investment income--C Shares                                            --                --
  Net realized gain--Universal Shares                                        --              (149)
                                                                ---------------  ----------------
Total Distributions to Shareholders                                 (28,654,607)      (32,720,029)
                                                                ---------------  ----------------
Capital Share Transactions
  Sale of shares--Preferred Shares                                8,083,415,686    13,457,887,243
  Sale of shares--Universal Shares                                  164,384,137       495,568,211
  Sale of shares--Institutional Service Shares                      205,579,042       423,309,543
  Sale of shares--Institutional Shares                              432,038,021       628,209,101
  Sale of shares--Investor Shares                                   516,713,071     1,101,652,154
  Sale of shares--B Shares                                                   --                --
  Sale of shares--C Shares                                                   --                --
  Reinvestment of distributions--Preferred Shares                    23,874,577        27,064,464
  Reinvestment of distributions--Universal Shares                       700,283         1,279,994
  Reinvestment of distributions--Institutional Service Shares           820,921         1,200,078
  Reinvestment of distributions--Institutional Shares                 1,100,813           833,140
  Reinvestment of distributions--Investor Shares                        769,019         1,214,233
  Reinvestment of distributions--B Shares                                    --                --
  Reinvestment of distributions--C Shares                                    --                --
  Redemption of shares--Preferred Shares                         (8,021,861,592)  (13,487,020,990)
  Redemption of shares--Universal Shares                           (137,608,544)     (585,949,775)
  Redemption of shares--Institutional Service Shares               (222,604,933)     (424,231,220)
  Redemption of shares--Institutional Shares                       (391,278,643)     (645,775,244)
  Redemption of shares--Investor Shares                            (527,000,058)   (1,104,334,690)
  Redemption of shares--B Shares                                             --                --
  Redemption of shares--C Shares                                             --                --
                                                                ---------------  ----------------
Increase (Decrease) Decrease from Capital Transactions              129,041,800      (109,093,758)
                                                                ---------------  ----------------
Increase (Decrease) in Net Assets                                   129,041,801      (109,093,757)
                                                                ---------------  ----------------
Net Assets
  Beginning of Period                                               220,917,872       330,011,629
                                                                ---------------  ----------------
  End of Period                                                 $   349,959,673  $    220,917,872
                                                                ===============  ================
Undistributed (distributions in excess of)
 Net Investment Income                                          $       (28,514) $        (28,515)
                                                                ---------------  ----------------

                                                                          DAILY ASSETS
                                                                           CASH FUND
                                                               ---------------------------------
                                                               SIX MONTHS ENDED    YEAR ENDED
                                                               FEBRUARY 28, 2006 AUGUST 31, 2005
                                                               ----------------- ---------------
Operations
  Net investment income (loss)                                  $     7,092,815  $     7,210,676
  Net realized gain (loss) on investments                                  (687)          (1,944)
                                                                ---------------  ---------------
Increase (Decrease) in Net Assets from Operations                     7,092,128        7,208,732
                                                                ---------------  ---------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                            (1,019,965)        (589,768)
  Net investment income--Universal Shares                            (1,193,306)        (776,984)
  Net investment income--Institutional Service Shares                  (444,871)        (634,583)
  Net investment income--Institutional Shares                          (944,128)      (1,240,847)
  Net investment income--Investor Shares                             (3,489,334)      (3,967,761)
  Net investment income--B Shares                                          (471)            (347)
  Net investment income--C Shares                                          (739)            (387)
  Net realized gain--Universal Shares                                        --               --
                                                                ---------------  ---------------
Total Distributions to Shareholders                                  (7,092,814)      (7,210,677)
                                                                ---------------  ---------------
Capital Share Transactions
  Sale of shares--Preferred Shares                                  278,658,602      235,742,194
  Sale of shares--Universal Shares                                  352,544,120      556,966,206
  Sale of shares--Institutional Service Shares                      157,256,435      317,798,401
  Sale of shares--Institutional Shares                              452,899,529      972,584,819
  Sale of shares--Investor Shares                                 2,185,716,580    5,641,350,655
  Sale of shares--B Shares                                               83,851           91,308
  Sale of shares--C Shares                                              172,668          100,722
  Reinvestment of distributions--Preferred Shares                        66,171          192,222
  Reinvestment of distributions--Universal Shares                       940,382          578,709
  Reinvestment of distributions--Institutional Service Shares           374,515          614,454
  Reinvestment of distributions--Institutional Shares                   629,993        1,123,763
  Reinvestment of distributions--Investor Shares                      2,621,265        3,613,494
  Reinvestment of distributions--B Shares                                   402              348
  Reinvestment of distributions--C Shares                                   585              387
  Redemption of shares--Preferred Shares                           (272,954,039)    (215,354,337)
  Redemption of shares--Universal Shares                           (339,612,473)    (554,163,851)
  Redemption of shares--Institutional Service Shares               (165,152,396)    (317,698,752)
  Redemption of shares--Institutional Shares                       (445,443,192)  (1,013,042,784)
  Redemption of shares--Investor Shares                          (2,240,048,611)  (5,802,886,123)
  Redemption of shares--B Shares                                        (83,889)         (61,571)
  Redemption of shares--C Shares                                       (140,238)         (64,898)
                                                                ---------------  ---------------
Increase (Decrease) Decrease from Capital Transactions              (31,469,740)    (172,514,634)
                                                                ---------------  ---------------
Increase (Decrease) in Net Assets                                   (31,470,426)    (172,516,579)
                                                                ---------------  ---------------
Net Assets
  Beginning of Period                                               399,614,711      572,131,290
                                                                ---------------  ---------------
  End of Period                                                 $   368,144,285  $   399,614,711
                                                                ===============  ===============
Undistributed (distributions in excess of)
 Net Investment Income                                          $          (559) $          (560)
                                                                ---------------  ---------------

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   DAILY ASSETS                      DAILY ASSETS
                                                                 GOVERNMENT FUND                       CASH FUND
                                                        ---------------------------------  --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                        FEBRUARY 28, 2006 AUGUST 31, 2005  FEBRUARY 28, 2006 AUGUST 31, 2005
                                                        ----------------- ---------------  ----------------- ---------------
Share Transactions
  Sale of shares--Preferred Shares                        8,083,415,687    13,457,887,242      278,658,601      235,742,195
  Sale of shares--Universal Shares                          164,384,137       495,568,212      352,544,122      556,966,206
  Sale of shares--Institutional Service Shares              205,579,042       423,309,542      157,256,436      317,798,401
  Sale of shares--Institutional Shares                      432,038,021       628,209,101      452,899,529      972,584,819
  Sale of shares--Investor Shares                           516,713,071     1,101,652,156    2,185,716,581    5,641,350,654
  Sale of shares--B Shares                                           --                --           83,852           91,307
  Sale of shares--C Shares                                           --                --          172,667          100,722
  Reinvestment of distributions--Preferred Shares            23,874,577        27,064,464           66,171          192,222
  Reinvestment of distributions--Universal Shares               700,283         1,279,993          940,382          578,709
  Reinvestment of distributions--Institutional Service
   Shares                                                       820,921         1,200,078          374,515          614,454
  Reinvestment of distributions--Institutional Shares         1,100,813           833,140          629,993        1,123,763
  Reinvestment of distributions--Investor Shares                769,019         1,214,233        2,621,265        3,613,494
  Reinvestment of distributions--B Shares                            --                --              402              348
  Reinvestment of distributions--C Shares                            --                --              585              387
  Redemption of shares--Preferred Shares                 (8,021,861,592)  (13,487,020,990)    (272,954,039)    (215,354,760)
  Redemption of shares--Universal Shares                   (137,608,544)     (585,949,775)    (339,612,473)    (554,178,721)
  Redemption of shares--Institutional Service Shares       (222,604,933)     (424,231,220)    (165,152,396)    (317,703,982)
  Redemption of shares--Institutional Shares               (391,278,643)     (645,775,244)    (445,443,192)  (1,013,055,861)
  Redemption of shares--Investor Shares                    (527,000,058)   (1,104,334,690)  (2,240,048,611)  (5,802,929,163)
  Redemption of shares--B Shares                                     --                --          (83,889)         (61,571)
  Redemption of shares--C Shares                                     --                --         (140,238)         (64,898)
                                                         --------------   ---------------   --------------   --------------
Increase (Decrease) in Shares                               129,041,801      (109,093,758)     (31,469,737)    (172,591,275)
                                                         ==============   ===============   ==============   ==============

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                        SELECTED DATA FOR A SINGLE SHARE                                     Net
                    -------------------------------------------------------------------------             Assets at
                    Beginning                  Net     Distributions  Distributions  Ending                End of
Year Ended          Net Asset    Net        Realized     from Net       from Net    Net Asset              Period
August 31,          Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
(except as noted)     Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
-----------------   --------- ----------   ----------- -------------  ------------- --------- ----------  ---------
-                   -         -            -           -              -             -         -           -

DAILY ASSETS TREASURY FUND

  Institutional Service Shares/(d)/
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006    $1.00     $0.02/(e)/     --         $(0.02)          --         $1.00     1.76%     $ 13,979
 2005                  1.00      0.02/(e)/     --/(f)/     (0.02)          --          1.00     2.03%       11,876
 2004                  1.00      0.01          --          (0.01)          --          1.00     0.59%       15,552
 2003                  1.00      0.01          --          (0.01)          --          1.00     0.84%       35,074
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     1.57%       20,068
 2001                  1.00      0.05          --          (0.05)          --          1.00     4.92%       50,554

  Investor Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(e)/     --          (0.02)          --          1.00     1.56%       67,371
 2005                  1.00      0.02/(e)/     --/(f)/     (0.02)          --          1.00     1.64%       46,946
 2004                  1.00        --/(f)/     --             --/(f)/      --          1.00     0.20%       56,217
 2003                  1.00        --/(f)/     --             --/(f)/      --          1.00     0.45%       96,827
 2002                  1.00      0.01          --/(f)/     (0.01)          --/(f)/     1.00     1.17%      133,758
 2001                  1.00      0.04          --          (0.04)          --          1.00     4.52%      233,138

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

  Universal Shares/(g)/
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(e)/     --          (0.02)          --          1.00     1.87%       18,491
 2005                  1.00      0.02/(e)/     --          (0.02)          --          1.00     2.27%       17,422
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     0.91%       20,383
 2003                  1.00      0.01          --          (0.01)          --          1.00     1.18%       24,752
 2002                  1.00      0.02          --          (0.02)          --          1.00     1.97%       25,760
 2001                  1.00      0.05          --          (0.05)          --          1.00     5.26%       29,100

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.45%      0.83%        3.54%
 0.45%      0.69%        1.92%
 0.45%      0.56%        0.57%
 0.45%      0.67%        0.84%
 0.45%      0.62%        1.68%
 0.45%      0.61%        4.57%


----------------------------------

 0.84%      1.01%        3.15%
 0.84%      0.97%        1.61%
 0.84%      0.89%        0.18%
 0.84%      0.90%        0.45%
 0.85%      0.87%        1.22%
 0.84%      0.84%        4.52%




----------------------------------

 0.20%      0.82%        3.77%
 0.20%      0.75%        2.22%
 0.20%      0.70%        0.86%
 0.20%      0.48%        1.14%
 0.20%      0.71%        1.97%
 0.20%      0.57%        5.24%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(e)Calculated based on average shares outstanding during the period.
(f)Less than $0.01 per share.
(g)On July 22, 2003, Institutional Shares were redesignated as Universal Shares.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                        SELECTED DATA FOR A SINGLE SHARE                                     Net
                    -------------------------------------------------------------------------             Assets at
                    Beginning                  Net     Distributions  Distributions  Ending                End of
Year Ended          Net Asset    Net        Realized     from Net       from Net    Net Asset              Period
August 31,          Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
(except as noted)     Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
-----------------   --------- ----------   ----------- -------------  ------------- --------- ----------  ---------
-                   -         -            -           -              -             -         -           -

DAILY ASSETS GOVERNMENT FUND

  Preferred Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006    $1.00     $0.02/(d)/     --         $(0.02)          --         $1.00     2.01%     $106,745
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     2.52%       21,316
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     1.04%       23,386
 2003                  1.00      0.01          --          (0.01)          --          1.00     1.40%       11,549
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     2.25%       12,041
 2001/(e)/             1.00        --/(f)/     --             --/(f)/      --          1.00     0.22%            8

  Universal Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(d)/     --          (0.02)          --          1.00     1.97%       52,255
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     2.43%       24,779
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     0.96%      113,881
 2003                  1.00      0.01          --          (0.01)          --          1.00     1.29%      114,173
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     2.17%       81,426
 2001                  1.00      0.05          --          (0.05)          --          1.00     5.34%      164,500

  Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(d)/     --          (0.02)          --          1.00     1.84%       39,215
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     2.18%       55,420
 2004                  1.00        --/(f)/     --/(f)/        --/(f)/      --          1.00     0.71%       55,142
 2003/(e)/             1.00        --/(f)/     --             --/(f)/      --          1.00     0.16%       76,273

  Institutional Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(d)/     --          (0.02)          --          1.00     1.78%       98,703
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     2.06%       56,843
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     0.59%       73,575
 2003                  1.00      0.01          --          (0.01)          --          1.00     0.91%       90,740
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     1.80%      117,476
 2001                  1.00      0.05          --          (0.05)          --          1.00     4.95%      198,324

  Investor Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(d)/     --          (0.02)          --          1.00     1.65%       53,042
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     1.78%       62,560
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     0.32%       64,028
 2003                  1.00      0.01          --          (0.01)          --          1.00     0.64%       47,383
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     1.52%       58,397
 2001                  1.00      0.05          --          (0.05)          --          1.00     4.68%       61,546

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.12%       0.18%       3.91%
 0.12%       0.18%       2.56%
 0.12%       0.18%       1.06%
 0.11%       0.25%       1.05%
 0.12%       0.22%       2.19%
 0.12%      97.77%       3.64%


----------------------------------

 0.20%       0.28%       3.97%
 0.20%       0.25%       2.12%
 0.20%       0.26%       0.95%
 0.20%       0.28%       1.26%
 0.21%       0.25%       2.17%
 0.20%       0.23%       5.29%


----------------------------------

 0.45%       0.51%       3.72%
 0.45%       0.50%       2.10%
 0.45%       0.51%       0.69%
 0.45%       0.58%       0.70%


----------------------------------

 0.57%       0.61%       3.62%
 0.57%       0.61%       2.05%
 0.57%       0.62%       0.58%
 0.57%       0.63%       0.92%
 0.57%       0.59%       2.05%
 0.57%       0.58%       4.80%


----------------------------------

 0.84%       0.88%       3.31%
 0.84%       0.87%       1.74%
 0.84%       0.86%       0.32%
 0.84%       0.89%       0.63%
 0.85%       0.85%       1.43%
 0.84%       0.84%       4.51%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)Calculated based on average shares outstanding during the period.
(e)See Note 1 for dates of commencement of operations.
(f)Less than $0.01 per share.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                         SELECTED DATA FOR A SINGLE SHARE                                      Net
                    ---------------------------------------------------------------------------             Assets at
                    Beginning                  Net       Distributions  Distributions  Ending                End of
Year Ended          Net Asset    Net        Realized       from Net       from Net    Net Asset              Period
August 31,          Value Per Investment     Gain on      Investment      Realized      Value     Total      (000's
(except as noted)     Share     Income     Investments      Income          Gains     Per Share Return/(b)/ Omitted)
-----------------   --------- ----------   -----------   -------------  ------------- --------- ----------  ---------
-                   -         -            -             -              -             -         -           -

DAILY ASSETS CASH FUND

  Preferred Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006    $1.00     $0.02/(d)/       --/(f)/    $(0.02)          --         $1.00     2.00%     $ 45,517
 2005                  1.00      0.03/(d)/   $(0.01)         (0.02)          --          1.00     2.49%       39,746
 2004                  1.00      0.01            --/(f)/     (0.01)          --          1.00     1.04%       19,166
 2003                  1.00      0.01            --          (0.01)          --          1.00     1.37%        2,979
 2002                  1.00      0.02            --          (0.02)          --          1.00     2.21%       13,095
 2001/(e)/             1.00        --/(f)/       --             --/(e)/      --          1.00     0.22%            8

  Universal Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.96%       53,145
 2005                  1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.41%       39,274
 2004                  1.00      0.01            --/(f)/     (0.01)          --          1.00     0.96%       35,892
 2003                  1.00      0.01            --          (0.01)          --          1.00     1.29%      104,842
 2002                  1.00      0.02            --          (0.02)          --          1.00     2.12%       46,833
 2001                  1.00      0.05            --          (0.05)          --          1.00     5.49%       37,236

  Institutional Service Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.83%       19,616
 2005                  1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.15%       27,137
 2004                  1.00      0.01            --/(f)/     (0.01)          --          1.00     0.71%       26,423
 2003/(e)/             1.00        --/(f)/       --             --/(f)/      --          1.00     0.18%       36,876

  Institutional Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.77%       64,736
 2005                  1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.03%       56,650
 2004                  1.00      0.01            --/(f)/     (0.01)          --          1.00     0.59%       95,985
 2003                  1.00      0.01            --          (0.01)          --          1.00     0.92%       92,186
 2002                  1.00      0.02            --          (0.02)          --          1.00     1.75%      347,469
 2001                  1.00      0.05            --          (0.05)          --          1.00     5.11%      736,555

  Investor Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.64%      185,031
 2005                  1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.76%      236,742
 2004                  1.00        --/(f)/       --/(f)/        --/(f)/      --          1.00     0.32%      394,665
 2003                  1.00      0.01            --          (0.01)          --          1.00     0.64%      303,389
 2002                  1.00      0.01            --          (0.01)          --          1.00     1.48%      646,285
 2001                  1.00      0.05            --          (0.05)          --          1.00     4.85%      791,138

  B Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.01/(d)/       --/(f)/     (0.01)          --          1.00     1.23%           30
 2005/(e)/             1.00      0.01/(d)/       --/(f)/     (0.01)          --          1.00     0.92%           30

  C Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2006     1.00      0.01/(d)/       --/(f)/     (0.01)          --          1.00     1.23%           69
 2005/(e)/             1.00      0.01/(d)/       --/(f)/     (0.01)          --          1.00     0.93%           36

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.12%       0.25%       4.08%
 0.12%       0.32%       2.64%
 0.12%       0.31%       1.06%
 0.12%       0.30%       1.39%
 0.12%       0.20%       1.88%
 0.12%      91.14%       3.76%


----------------------------------

 0.20%       0.29%       3.95%
 0.20%       0.34%       2.32%
 0.20%       0.27%       0.94%
 0.20%       0.28%       1.24%
 0.21%       0.25%       2.03%
 0.20%       0.24%       5.68%


----------------------------------

 0.45%       0.57%       3.65%
 0.45%       0.60%       2.04%
 0.45%       0.54%       0.71%
 0.45%       0.58%       0.76%


----------------------------------

 0.57%       0.67%       3.58%
 0.57%       0.68%       1.97%
 0.57%       0.63%       0.59%
 0.57%       0.61%       1.01%
 0.57%       0.58%       1.84%
 0.57%       0.57%       5.07%


----------------------------------

 0.84%       0.88%       3.27%
 0.84%       0.91%       1.71%
 0.84%       0.87%       0.32%
 0.84%       0.86%       0.68%
 0.83%       0.83%       1.51%
 0.82%       0.82%       4.78%


----------------------------------

 1.65%     125.37%       2.44%
 1.65%     161.82%       1.20%


----------------------------------

 1.65%      76.02%       2.42%
 1.64%     158.38%       1.23%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)Calculated based on average shares outstanding during the period.
(e)See Note 1 for dates of commencement of operations.
(f)Less than $0.01 per share.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

February 28, 2006

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of February 28, 2006, and the dates on which they commenced operations were as follows:

                                                         COMMENCEMENT OF
           FUND                  SHARE CLASS                OPERATIONS
 ------------------------  ------------------------  ------------------------
 Daily Assets Treasury     Institutional Service
   Fund                    Shares                               July 12, 1993
                           Investor Shares                   October 25, 1995
 Daily Assets Government
   Obligations             Universal Shares                      July 1, 1998
 Daily Assets Government
   Fund                    Preferred Shares                   August 10, 2001
                           Universal Shares                  October 29, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                  December 30, 1999
 Daily Assets Cash Fund    Preferred Shares                   August 10, 2001
                           Universal Shares                  December 1, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                      June 16, 1995
                           B Shares                         November 22, 2004
                           C Shares                         November 17, 2004

Daily Assets Treasury Fund Universal Shares ceased operations on February 24, 2005.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds' investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

February 28, 2006


FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Monarch Investment Advisors, LLC, formerly known as Forum Investment Advisors, LLC (the "Adviser"), is the investment adviser of each Fund. The Adviser receives an advisory fee from the Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Citigroup Fund Services, LLC ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

SHAREHOLDER SERVICES The Funds pay (other than Daily Assets Government Obligations Fund) a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of Daily Assets Cash Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTOR Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund and 0.75% of the average daily net assets of B Shares and C Shares of Daily Assets Cash Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for Investor Shares. The plan obligates the Funds to pay the Distributor as compensation for its services. The Distributor is not affiliated with Citigroup or its affiliated companies.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS Certain officers of the Trust are directors, officers or employees of the aforementioned companies.

NOTE 4. WAIVER OF FEES/REIMBURSEMENT OF EXPENSES

The Adviser and Citigroup voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the period ended February 28, 2006, fees waived and expenses reimbursed for each of the Funds were as follows:

                                                 DAILY ASSETS
                                 DAILY ASSETS     GOVERNMENT     DAILY ASSETS   DAILY ASSETS
                                 TREASURY FUND OBLIGATIONS FUND GOVERNMENT FUND  CASH FUND
                                 ------------- ---------------- --------------- ------------
Advisory                            $    --        $ 4,401         $     --       $     --
Administration                       34,893          9,021          395,069        127,064
Shareholder Service                     403             --               --          3,176
Transfer Agency                      10,014         11,771               --          6,407
Portfolio Accounting                 17,085         19,603               --             --
Reimbursed Expenses by Citigroup      8,462          8,993               --         47,555
                                    -------        -------         --------       --------
Total                               $70,857        $53,789         $395,069       $184,202
                                    =======        =======         ========       ========

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

February 28, 2006


NOTE 5. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of August 31, 2005, distributable earnings (accumulated losses) on a tax basis were as follows:

                                            UNDISTRIBUTED  CAPITAL
                                              ORDINARY    AND OTHER
                                               INCOME      LOSSES    TOTAL
                                            ------------- --------- --------
   Daily Assets Treasury Fund                 $  6,458    $     --  $  6,458
   Daily Assets Government Obligations Fund     44,813     (24,221)   20,592
   Daily Assets Government Fund                 14,094          --    14,094
   Daily Assets Cash Fund                      178,603     (13,585)  165,018

The capital loss carryovers available to offset future gains, as of August 31, 2005, were as follows:

     Daily Assets Government Obligations Fund Expiring August 2006 $18,999
                                              Expiring August 2007     986
                                              Expiring August 2008   3,602
                                              Expiring August 2009     632
                                              Expiring August 2011       2
     Daily Assets Cash Fund                   Expiring August 2010     232
                                              Expiring August 2011   9,421
                                              Expiring August 2012   1,655
                                              Expiring August 2013     333

NOTE 6. PROXY RESULTS

DAILY ASSETS GOVERNMENT FUND At the Special Meeting of Shareholders, held on December 7, 2005, shares were voted as summarized below on the following proposal presented to Shareholders: To approve the new investment advisory agreement between the Trust and Monarch Investment Advisors, LLC with respect to Daily Assets Government Fund.

                             FOR      AGAINST  ABSTAIN
                        ------------- ------- ---------
                        1,963,862,250 588,897 7,307,729

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND At the Special Meeting of Shareholders, held on December 7, 2005, shares were voted as summarized below on the following proposal presented to Shareholders: To approve the new investment advisory agreement between the Trust and Monarch Investment Advisors, LLC with respect to Daily Assets Government Obligations Fund.

                              FOR     AGAINST ABSTAIN
                           ---------- ------- -------
                           17,631,209    0       0

DAILY ASSETS CASH FUND At the Special Meeting of Shareholders, held on December 21, 2005, shares were voted as summarized below on the following proposal presented to Shareholders: To approve the new investment advisory agreement between the Trust and Monarch Investment Advisors, LLC with respect to Daily Assets Cash Fund.

                             FOR     AGAINST  ABSTAIN
                         ----------- ------- ----------
                         175,960,693 142,346 11,748,979

DAILY ASSETS TREASURY FUND At the Special Meeting of Shareholders, held on December 21, 2005, shares were voted as summarized below on the following proposal presented to Shareholders: To approve the new investment advisory agreement between the Trust and Monarch Investment Advisors, LLC with respect to Daily Assets Treasury Fund.

                             FOR     AGAINST  ABSTAIN
                          ---------- ------- ---------
                          32,198,795    0    4,623,925

NOTE 7. PROXY VOTING GUIDELINES

A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling 800-754-8757.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

February 28, 2006

This information is also available from the EDGAR database on the SEC's website at www.sec.gov. For the twelve months ended June 30, the Funds did not own any securities for which a shareholder meeting was called and voted on.

NOTE 8. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

NOTE 9. SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including contingent deferred sales charges (loads); and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, through February 28, 2006.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

February 28, 2006


                                 BEGINNING          ENDING        EXPENSES   ANNUALIZED
                               ACCOUNT VALUE     ACCOUNT VALUE   PAID DURING  EXPENSE
                             SEPTEMBER 1, 2005 FEBRUARY 28, 2006   PERIOD*     RATIO
                             ----------------- ----------------- ----------- ----------
DAILY ASSETS TREASURY FUND

INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,017.61        $2.25       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,015.64        $4.20       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,018.74        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%

DAILY ASSETS GOVERNMENT FUND

PREFERRED SHARES
Actual Return                    $1,000.00         $1,020.08        $0.60       0.12%
Hypothetical Return              $1,000.00         $1,024.20        $0.60       0.12%
UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,019.66        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,018.42        $2.25       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
INSTITUTIONAL SHARES
Actual Return                    $1,000.00         $1,017.82        $2.85       0.57%
Hypothetical Return              $1,000.00         $1,021.97        $2.86       0.57%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,016.46        $4.20       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%

DAILY ASSETS CASH FUND

PREFERRED SHARES
Actual Return                    $1,000.00         $1,020.01        $0.60       0.12%
Hypothetical Return              $1,000.00         $1,024.20        $0.60       0.12%
UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,019.61        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,018.35        $2.25       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
INSTITUTIONAL SHARES
Actual Return                    $1,000.00         $1,017.75        $2.85       0.57%
Hypothetical Return              $1,000.00         $1,021.97        $2.86       0.57%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,016.39        $4.20       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%
B SHARES
Actual Return                    $1,000.00         $1,012.35        $8.23       1.65%
Hypothetical Return              $1,000.00         $1,016.61        $8.25       1.65%
C SHARES
Actual Return                    $1,000.00         $1,012.34        $8.23       1.65%
Hypothetical Return              $1,000.00         $1,016.61        $8.25       1.65%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the half-year period).

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONARCH FUNDS

                          DAILY ASSETS TREASURY FUND

                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                         DAILY ASSETS GOVERNMENT FUND

                            DAILY ASSETS CASH FUND

                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 754-8757
                             FOR MORE INFORMATION

This report is submitted for the general information of the shareholders of the
 Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Monarch Funds

By   /s/ Anthony R. Fischer
     -------------------------
     Anthony R. Fischer,
     Principal Executive
     Officer

Date April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Anthony R. Fischer
     -------------------------
     Anthony R. Fischer,
     Principal Executive
     Officer

Date April 26, 2006

By   /s/ Jack J. Singer
     -------------------------
     Jack J. Singer,
     Principal Financial
     Officer

Date April 26, 2006